Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired, and liabilities assumed, including goodwill.

Consideration Paid:
Cash	$814,000
Common stock, 987,741 shares of common stock of the Company	1,975,483
Promissory notes to Sellers	162,400
Contingent consideration - Common stock, 344,957 shares of common stock of the Company in escrow	689,914
Fair value of total consideration	$3,641,797

Purchase Price Allocation:
Tangible assets acquired	$2,137,650
Trademarks	406,150
Customer relationships	592,979
Non-compete agreements	121,845
Goodwill	836,669
Liabilities assumed	(453,496)
Fair market value of net assets acquired	$3,641,797

Schedule of Proforma Information

The following pro forma information assumes the TOBC acquisition occurred on January 1, 2021. For the TOBC acquisition, depreciation and amortization has been included in the calculation of the below pro forma information based upon the actual acquisition costs.

For the year ended December 31, 2021
Revenue	$12,029,325
Net loss attributable to common shareholders	$(3,102,683)
Basic and diluted loss per share	$(0.14)

Fair Value Of Consideration Tranferred And Recording Of Assets Acquired [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair value of the consideration paid and identifiable assets acquired.

Consideration Paid:
Cash	$359,250
Common stock, 167,093 shares of common stock of the Company	359,250
Transaction costs	39,231
Fair value of total consideration	$757,731

Purchase Price Allocation:
Fixed assets acquired	$146,600
Customer relationships	611,131
Fair market value of net assets acquired	$757,731